Property, Plant and Equipment, Net - Future Minimum Lease Income under Non-cancellable Operating Leases (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum lease income under non-cancellable operating leases	¥ 154	¥ 249
Within 1 year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum lease income under non-cancellable operating leases	32	47
After 1 year but within 5 years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum lease income under non-cancellable operating leases	89	130
After 5 years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum lease income under non-cancellable operating leases	¥ 33	¥ 72